Income Taxes (Summarizes The Major Jurisdictions Subject To Examination) (Details)	12 Months Ended
Mar. 31, 2012
Japan [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2007 [1]
U.K. [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2011
U.S. [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2008

[1]	For transfer pricing, the earliest year in which Nomura remains subject to examinations is 2006.